Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Changes in Stockholders' Equity
Stock Issued During Period, Shares, Acquisitions	644,434	4,935,495
Stock Issued During Period Transferred to Treasury, Shares, Acquisitions		30,000
Stock Options Shares, Exercised	28,637	13,677	11,933
Treasury Stock, Shares, Acquired	536,710	193,383	4,072
Common Stock, Dividends, Per Share, Cash Paid	$ 0.48	$ 0.48	$ 0.48
Deferred Income Tax on securities available for sale	$ (21)	$ 9	$ 93
Benefit plans, deferred income tax	$ (868)	$ 3